Note 9 - Term Loans and Line of Credit Agreements - Summary of Term Loan and Line of Credit Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-term debt, gross	$ 33,457
Less current portion of long-term debt, gross	598	$ 563
Less current portion debt issuance costs	(60)	(60)
Current portion of long-term debt	538	503
Long-term debt, gross, net of current portion	29,659	30,257
Debt issuance costs, net of current portion	(439)	(499)
Long-term debt	29,220	29,758
Term Loan Agreement [Member]
Long-term debt, gross	30,257	30,820
Debt issuance costs	(499)	(559)
Term Loan Agreement	$ 29,758	$ 30,261